Form N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Aug. 18, 2026